Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Changes in intangible assets

				Operation			Teaching/
		Internal		licenses for			learning
		project		distance	Non-compete	Customer	material -
	Software	development	Trademarks (i)	learning	agreements	relationship	TLM	Goodwill	TOTAL
At December 31, 2017
Net book value	23,909	4,904	77,728	245,721	7,142	60,621	4,651	372,268	796,944
Cost	35,701	4,905	85,163	245,721	10,826	100,695	7,344	372,268	862,623
Accumulated amortization and impairment	(11,792)	(1)	(7,435)	—	(3,684)	(40,074)	(2,693)	—	(65,679)
Purchase and capitalization	1,561	10,208	—	—	—	—	—	—	11,769
Transfers	2,619	(2,619)	—	—	—	—	—	—	—
Amortization	(6,882)	(478)	(4,055)	—	(2,165)	(24,867)	(1,469)	—	(39,916)
Impairment losses	—	—	—	—	—	—	—	(33,537)	(33,537)
At December 31, 2018
Net book value	21,207	12,015	73,673	245,721	4,977	35,754	3,182	338,731	735,260
Cost	39,881	12,494	85,163	245,721	10,826	100,695	7,344	372,268	874,392
Accumulated amortization and impairment	(18,674)	(479)	(11,490)	—	(5,849)	(64,941)	(4,162)	(33,537)	(139,132)
Purchase and capitalization	3,449	12,817	—	—	—	—	—	—	16,266
Transfers	3,071	(3,071)	—	—	—	—	—	—	—
Transfer to held for sale	(8)	—	—	—	—	—	—	—	(8)
Amortization	(7,675)	(2,094)	(4,056)	—	(2,165)	(24,868)	(1,468)	—	(42,326)
Impairment losses	—	—	(8,515)	—	(769)	(7,635)	(187)	(33,916)	(51,022)
At December 31, 2019
Net book value	20,044	19,667	61,102	245,721	2,043	3,251	1,527	304,815	658,170
Cost	46,123	22,240	85,163	245,721	10,826	100,695	7,344	372,268	890,380
Accumulated amortization and impairment	(26,079)	(2,573)	(24,061)	—	(8,783)	(97,444)	(5,817)	(67,453)	(232,210)
Purchase and capitalization	9,790	21,129	—	—	—	—	—	—	30,919
Transfers	5,848	(5,848)	—	—	—	—	—	—	—
Transfer from held for sale	8	—	—	—	—	—	—	—	8
Amortization (ii)	(11,131)	(7,146)	(3,559)	—	(1,751)	(3,251)	(1,309)	—	(28,147)
Impairment losses	—	—	—	—	—	—	—	—	—
At December 31, 2020
Net book value	24,559	27,802	57,543	245,721	292	—	218	304,815	660,950
Cost	62,039	37,521	85,163	245,721	10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment	(37,480)	(9,719)	(27,620)	—	(10,534)	(100,695)	(7,126)	(67,453)	(260,627)
(i)

The group has the rights of many trademarks, such as Assevim, FAC, FAIR, FAMESUL and others, but Uniasselvi is the only trademark recognized as an intangible asset, as a result of business combination. Its estimated useful life is 21 years, with a remaining amortization period of 15 years.

(ii)

In September 2020 was recognized the amortization expenses from the first eight months of the year in the amount of R$2 due to the reclassification from assets held for sale regarding amortization that would have been recognized had the assets not been classified as held for sale.

Impairment test of intangible assets

The operating segment-level summary of the goodwill and intangible assets allocation and the key assumptions for those CGUs that have significant goodwill allocated to them are presented below:

	Distance learning		Continuing education		On-campus undergraduate
	undergraduate courses		courses		courses
Segment Level	2020	2019	2020	2019	2020	2019
Allocation of carrying amount:
Goodwill	285,826	285,826	18,989	18,989	—	33,916
Intangible assets with indefinite useful life	213,406	213,406	32,315	32,315	—	—
Other intangible assets	8,090	55,893	4,979	5,547	11,959	29,072
Impairment losses	—	—	—	—	—	51,022
Key assumptions:
Net operating revenue growth rate (i)	22.9%	20.3%	24.4%	22.3%	—	(6.5)%
Pre-tax discount rate (ii)	11.4%	13.6%	11.4%	13.6%	—	13.6%
Long-term growth rate (iii)	3.2%	3.5%	3.2%	3.5%	—	3.5%
Gross margin (iv)	66.2%	69.8%	86.1%	86.8%	—	60.2%
(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)

Gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.